Commitments and Contingencies (Details) - P3 Health Partners Inc.		1 Months Ended	3 Months Ended				6 Months Ended		11 Months Ended	12 Months Ended			22 Months Ended	28 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) plan	Jun. 30, 2021 USD ($)	Mar. 31, 2021	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 02, 2021 USD ($)	Dec. 31, 2021 USD ($) plan	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)
Loss Contingencies [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor		Predecessor	Predecessor	Successor	Predecessor	Predecessor		Predecessor	Predecessor
Number of health plans results in renegotiation | plan				1						1
Additional payment to health plan	$ 10,600,000	$ 10,600,000	$ 10,600,000	$ 10,600,000			$ 10,600,000			$ 10,600,000			$ 10,600,000	$ 10,600,000
Operating Expenses.		117,650,063	$ 1,181,641,128		$ 170,557,507		$ 1,507,353,190	$ 334,843,877	$ 707,660,010		$ 519,651,203	$ 185,017,783
Agreed claim settlement amount													$ 67,400,000	$ 84,000,000.0
Percentage of total revenues recurring							97.00%			97.00%
Renegotiation of Health Plan Agreement Due to Discrepancy [Member]
Loss Contingencies [Line Items]
Reduction in operating revenue		3,600,000		3,600,000
Operating Expenses.		$ 7,000,000.0		$ 7,000,000.0